Commission expense	12 Months Ended
Dec. 31, 2017
Commission expense
Commission expense

43.   Commission expense

Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.

The detail of Fee and commission expense is as follows:

	Millions of euros
	2017	2016	2015
Commissions assigned to third parties	1,831	1,639	1,593
Cards	1,391	1,217	1,201
By collection and return of effects	12	11	13
Other fees assigned	428	411	379

Other commissions paid	1,151	1,124	1,416
Brokerage fees on lending and deposit transactions	49	47	43
Sales of insurance and pension funds	205	204	159
Other fees and commissions	897	873	1,214
	2,982	2,763	3,009